Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Summary of the financial instruments
The Group classifies its financial instruments into the categories below:

Financial assets	2020	2019
Financial assets at amortized cost
Accounts receivable	46,015	26,117
Project advances	1,772	7,220
Other assets (excluding advances to suppliers and prepaid expenses)	1,296	953

Financial assets at fair value through profit or loss
Cash and bank accounts	14,052	4,120
Short term investments	9,929	33,030
Long term investments	1,986	3,669

Financial liabilities
Financial liabilities at amortized cost
Lease liabilities	1,582	3,097
Placement Agent	1,250
Other liabilities (excluding advances from customers)	3,252	666

Financial liabilities at fair value through profit or loss
Investment fund share held by non-controlling	1,515	3,158

Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Summary of amounts receivable and project advances
The amounts receivable and project advances as of December 31, 2020 are expected to be received as demonstrated below:

	Overdue Less than 90 days	01 to 90 days	91 to 180 days	181 to 270 days	Due in 271 to 360 days	Over 360 days	Total
Accounts Receivable (a)	2,198	10,828	—	—	10,996	21,993	46,015
Project Advances	—	1,277	—	—	—	495	1,772

Total	2,198	12,105	—	—	10,996	22,488	47,787

(a)	Non current balances are related to management fees receivable from fund Private Equity IV in annual equal installments in December 31, 2022 and 2023.

Liquidity Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Summary of expected future payments for liabilities
Expected future payments for liabilities as at December 31, 2020 are shown below.

	Expected liabilities to be paid in
	01 to 60 days	61 to 120 days	121 to 180 days	181 to 360 days	Over 360 days	Total
Personnel and related taxes (excluding officers’ fund and accrued vacation and related charges)	10,611	—	—	—	—	10,611
Dividends payable	23,259	—	—	—	—	23,259
Suppliers	3,039	—	—	—	—	3,039
Placement agents’ fees	450	400	—	400	—	1,250
Investment funds participating shares	—	—	—	—	1,515	1,515
Lease payments (a)	252	252	266	746	1,859	3,375
Other liabilities (excluding advances from customers)	156	—	—	—	57	213

Total	37,767	652	266	1,146	3,431	43,262

(a)	Amounts reflect future cash outflow to settle liabilities, which include interest.

Market Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Summary of sensitivity analysis was based on the material assets and liabilities exposed to currencies fluctuation
The sensitivity analysis was based on the material assets and liabilities exposed to currencies fluctuation against US$, as demonstrated below:

As of December 31, 2020
	Balance in each exposure currency						Balance Total in USD	Exchange Variation impact considering 10% change in the ending of period rates.
	BRL(a)	HKD (b)	CLP (c)	COP (d)	GBP (e)	USD
Cash and cash equivalents	626	6,755	49,702	27,512	44	12,922	14,052	113
Short term investments	4,782	—	—	—	—	9,009	9,929	92
Accounts receivable	45,327	6	38,527	132,631	14	37,180	46,015	884
Projects Advance	1,995	44	—	3,972	7	1,371	1,772	39
Other assets	5,979	9	10,525	177,044	64	2,938	4,243	131
Personnel and related taxes	41,308	2,308	121,634	1,409,774	509	4,806	14,329	(952)
Taxes payable	4,906	122	10,791	159,553	36	—	1,070	(107)
Other liabilities	12,436	480	12,644	10,042	174	6,573	9,287	(271)

Net impact								(71)

a)	BRL - Brazilian Real
b)	HKD - Hong Kong dollar
c)	CLP - Chilean Peso
d)	COP - Colombian Peso
e)	GBP - Pound Sterling